Legg Mason Emerging Markets Low Volatility High Dividend ETF
LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF
Investment objective
Legg Mason Emerging Markets Low Volatility High Dividend ETF (the “fund”) seeks to track the investment results of an index composed of publicly traded equity securities of emerging markets outside of the United States with relatively high yield and low price and earnings volatility while mitigating exposure to fluctuations between the values of the U.S. dollar and currencies in which the fund’s securities are denominated.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table. The management agreement between Legg Mason ETF Investment Trust (the “Trust”) and Legg Mason Partners Fund Advisor, LLC (“LMPFA” or the “manager”) (the “Management Agreement”) provides that LMPFA will pay all operating expenses of the fund, except interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the Management Agreement.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Legg Mason Emerging Markets Low Volatility High Dividend ETF Legg Mason Emerging Markets Low Volatility High Dividend ETF USD ($)
Shareholder fees (fees paid directly from your investment)	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Legg Mason Emerging Markets Low Volatility High Dividend ETF Legg Mason Emerging Markets Low Volatility High Dividend ETF
Management fees	0.50%
Distribution and/or service (12b-1) fees	none
Other expenses	none
Acquired fund fees and expenses	0.01%
Total annual fund operating expenses	0.51%	[1]
[1]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

Example:
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example	1 year	3 years	5 years	10 years
Legg Mason Emerging Markets Low Volatility High Dividend ETF | Legg Mason Emerging Markets Low Volatility High Dividend ETF | USD ($)	52	163	284	639

Number of years you own your shares ($)
Expense Example, No Redemption	1 year	3 years	5 years	10 years
Legg Mason Emerging Markets Low Volatility High Dividend ETF | Legg Mason Emerging Markets Low Volatility High Dividend ETF | USD ($)	52	163	284	639

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.
Principal investment strategies
The fund seeks to track the investment results of the QS Emerging Markets Low Volatility High Dividend Hedged Index (the “Underlying Index”). The Underlying Index seeks to provide stable income through investments in stocks of profitable companies in emerging markets outside of the United States with relatively high dividend yields or anticipated dividend yields and lower price and earnings volatility, while mitigating exposure to exchange-rate fluctuations between the U.S. dollar and currencies in which the component securities are denominated. The Underlying Index is designed to have higher returns than an equivalent unhedged investment when the currencies in which its component securities are denominated are weakening relative to the U.S. dollar. Conversely, the Underlying Index is designed to have lower returns than an equivalent unhedged investment when the currencies in which its component securities are denominated are rising relative to the U.S. dollar. The Underlying Index is based on a proprietary methodology created and sponsored by QS Investors, LLC (“QS Investors”), the fund’s subadviser. QS Investors is affiliated with both LMPFA and the fund. The fund will invest at least 80% of its net assets, plus borrowings for investment purposes, if any, in securities that compose its Underlying Index. Securities that compose the Underlying Index include depositary receipts representing securities in the Underlying Index. While emerging markets equities are volatile, the Underlying Index seeks to have less volatility than emerging markets generally.

The Underlying Index is composed of equity securities in emerging markets outside of the United States across a range of market capitalizations that are included in the MSCI Emerging Markets IMI Index. Stocks in the Underlying Index must have demonstrated profitability over the last four fiscal quarters as a whole. Only stocks that have paid or are anticipated to pay a dividend are included in the Underlying Index. The methodology calculates a composite “stable yield” score. The methodology adjusts the yield of stocks with relatively high price volatility (as measured over the past 12 months based on the standard deviation of daily returns) and earnings volatility (as measured by the variation of past earnings and projected earnings) and from countries with relatively high interest rates downward. The methodology adjusts the yield of stocks with relatively low price volatility and earnings volatility and from countries with relatively low interest rates upward. The Underlying Index will also take into account foreign withholding taxes on dividend payments to minimize their impact on distribution yield. Underlying Index weights are calculated to maximize its stable yield score subject to concentration limits, liquidity requirements and turnover restraints. QS Investors anticipates that the number of component securities in the Underlying Index will range from 50 to 200, but this number may vary due to market conditions. As initially constituted and balanced, no individual component of the Underlying Index will exceed 2.5% of the Underlying Index, no individual sector will exceed 25% of the Underlying Index, no country will exceed 15% of the Underlying Index, no region will exceed 50% of the Underlying Index and real estate investment trust (“REIT”) components as a whole will not exceed 15% of the Underlying Index. The Underlying Index’s components are reconstituted annually and rebalanced quarterly. The Underlying Index is reconstituted on a different date from the MSCI Emerging Markets IMI Index. The fund’s securities portfolio is rebalanced when the Underlying Index is rebalanced or reconstituted. The composition of the Underlying Index and the fund after reconstitution and rebalancing may fluctuate and exceed the above Underlying Index limitations due to market movements. As of December 31, 2017, the Underlying Index consisted of securities from the following 18 countries: Brazil, Chile, China, Czech Republic, Greece, India, Malaysia, Mexico, Pakistan, Philippines, Qatar, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and United Arab Emirates.

The fund may invest up to 20% of its net assets in foreign currency forward contracts and other currency hedging instruments, certain index futures, options, options on index futures, swap contracts or other derivatives (“Financial Instruments”) related to its Underlying Index and its component securities; cash and cash equivalents; other investment companies, including ETFs; exchange-traded notes; and in securities and other instruments not included in its Underlying Index, but which QS Investors believes will help the fund track its Underlying Index. As noted below, the fund invests in currency hedging instruments to offset the fund’s exposure to currencies in which the fund’s holdings are denominated. The fund may also invest in equity index futures and currency derivatives to gain exposure to local markets or segments of local markets for cash flow management purposes and as a portfolio management technique.

QS Investors determines whether an issuer is located in an emerging market country by reference to the MSCI Emerging Markets IMI Index methodology. MSCI Inc., which constructs the MSCI Emerging Markets IMI Index, will generally deem an issuer to be located in an emerging market country if it is organized under the laws of the emerging market country and it is primarily listed in the emerging market country. In the event that these factors point to more than one country, the MSCI Emerging Markets IMI Index methodology provides for consideration of certain additional factors.

Hedging. The fund’s investments will be denominated in foreign currencies, thereby potentially subjecting the fund to fluctuations in exchange rates between such currencies and the U.S. dollar. The Underlying Index applies a methodology to attempt to “hedge” against such fluctuations. The Underlying Index will not include individual currencies in its hedging component if on the monthly hedge rebalancing date the hedge carry, or the quoted mid-point forward discount, exceeds certain pre-determined extreme values. The fund may attempt to use representative sampling in its selection of currencies for hedging. In order to replicate the “hedging” component of the Underlying Index, the fund intends to enter into foreign currency forward contracts designed to offset the fund’s exposure to currencies in which the fund’s holdings are denominated. The fund’s exposure to foreign currency forward contracts generally is based on the aggregate exposure of the fund to the currencies and will generally be reset on a monthly basis. While this approach is designed to minimize the impact of currency fluctuations on fund returns, this does not necessarily eliminate exposure to all currency fluctuations. The return of the forward currency contracts may not perfectly offset the actual fluctuations of non-U.S. currencies relative to the U.S. dollar. The fund may also enter into forward currency futures, options on foreign currency and currency swaps, and may purchase currency structured notes. At times, there will be differences in the relative values of the foreign currency hedging instruments and the underlying foreign securities until the portfolio is rebalanced.

Index investing. The fund uses a “passive” or indexing investment approach to achieve its investment objective. Unlike many investment companies, the fund does not try to outperform its Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the fund will substantially outperform the Underlying Index and also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

QS Investors may use a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. When representative sampling is used, the securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as return variability, risk, market capitalization, country/region exposures and sector exposures) and fundamental characteristics (such as portfolio yield, price/earnings ratios and price/book ratios) similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index.

Industry concentration policy. The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry to approximately the same extent that the Underlying Index is concentrated in the securities of such particular industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

As of the end of the fund’s fiscal year, the top three industry sectors represented by the fund’s Underlying Index were utilities, consumer staples and consumer discretionary. These industry sectors may change over time.
Principal risks
Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or government agency. The following is an alphabetical list of the principal risks of investing in the fund.

Asset class risk. Securities or other assets in the Underlying Index or in the fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

Authorized Participant concentration risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the fund. The fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the fund and no other Authorized Participant is able to step forward to create or redeem, in either of these cases, fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

Calculation methodology risk. The Underlying Index relies on various sources of information to assess the criteria of issuers, including information that may be based on assumptions and estimates. The fund, LMPFA and QS Investors do not guarantee the accuracy of the Underlying Index or have liability for any errors therein.

Concentration risk. The fund may be susceptible to an increased risk of loss, including losses due to events that affect the fund’s investments more than the market as a whole, to the extent that the fund’s investments are concentrated in the securities of a particular issuer or issuers, market, industry, group of industries, sector or asset class.

Consumer discretionary sector risk. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.

Consumer staples sector risk. The consumer staples sector may be affected by the regulation of various product components and production methods, marketing campaigns and changes in consumer demand. Tobacco companies, in particular, may be adversely affected by new laws, regulations and litigation. The consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors.

Currency hedging risk. When a derivative is used as a hedge against a position that the fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the reference asset, and there can be no assurance that the fund’s hedging transactions will be effective.

Foreign currency forward contracts do not eliminate movements in the value of non-U.S. currencies and securities but rather allow the fund to establish a fixed rate of exchange for a future point in time. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions in a geographic region in which the fund or the Underlying Index invests. In addition, the fund’s exposure to the currencies may not be fully hedged at all times. At certain times, the fund may use an optimized hedging strategy and will hedge a smaller number of currencies to reduce hedging costs. In addition, because the fund’s currency hedge generally is reset on a monthly basis, currency risk can develop or increase intra-month. Furthermore, while the fund is designed to hedge against currency fluctuations, it is possible that a degree of currency exposure may remain even at the time a hedging transaction is implemented. As a result, the fund may not be able to structure its hedging transactions as anticipated or its hedging transactions may not successfully reduce the currency risk included in the fund’s portfolio.

The effectiveness of the fund’s currency hedging strategy will in general be affected by the volatility of both the Underlying Index and the volatility of the U.S. dollar relative to the currencies to be hedged, measured on an aggregate basis. Increased volatility in either or both the Underlying Index and the U.S. dollar relative to the currencies to be hedged will generally reduce the effectiveness of the fund’s currency hedging strategy. In addition, volatility in one or more of the currencies may offset stability in another currency and reduce the overall effectiveness of the hedges. The effectiveness of the fund’s currency hedging strategy may also in general be affected by interest rates. Significant differences between U.S. dollar interest rates and foreign currency interest rates may impact the effectiveness of the fund’s currency hedging strategy.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Custody risk. Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

Cybersecurity risk. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data (including private shareholder information), or proprietary information, or cause the fund, the manager, the subadvisers, Authorized Participants, the relevant listing exchange and/or their service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality.

Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates, currencies or the derivatives themselves, behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more than the underlying assets, rates, indices or other indicators to which it relates. Use of derivatives may have different tax consequences for the fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.

Dividend-paying stock risk. There is no guarantee that the issuers of the stocks held by the fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. The fund’s emphasis on dividend-paying stocks could cause the fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.

Foreign investments and emerging markets risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities. To the extent the fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on fund performance relative to a more geographically diversified fund.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less developed than those in the United States. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Index-related risk. There is no guarantee that the fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the index administrator for a period of time or at all, which may have an adverse impact on the fund and its shareholders.

Index sampling risk. The fund may not fully replicate its Underlying Index and may hold securities not included in the Underlying Index. As a result, the fund is subject to the risk that QS Investors’ investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, due to factors specifically relating to a particular company, such as disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, changes in management, corporate actions, negative perception in the marketplace, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In addition, larger companies may not be able to attain the high growth rates of successful smaller companies and may be less capable of responding quickly to competitive challenges and industry changes. As a result, the fund’s value may not rise as much as, or may fall more than, the value of funds that focus on companies with smaller market capitalizations.

Liquidity risk. Some assets held by the fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Market events risk. In the past decade financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events; geopolitical events (including wars and terror attacks); measures to address budget deficits; downgrading of sovereign debt; declines in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve has reduced its market support activities and recently has begun raising interest rates. Certain foreign governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

Market trading risk. The fund faces numerous market trading risks, including the potential lack of an active market for fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

National closed market trading risk. Where the underlying securities held by the fund trade on foreign exchanges that are closed when the securities exchange on which the fund’s shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the fund’s quote from the closed foreign market), resulting in premiums or discounts to the fund’s net asset value that may be greater than those experienced by other ETFs.

Passive investment risk. The fund is not actively managed and neither LMPFA nor QS Investors attempts to take defensive positions.

Small and medium capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Stock market and equity securities risk. The stock markets are volatile and the market prices of the fund’s equity securities may decline generally. Equity securities may have greater price volatility than other asset classes, such as fixed income securities, and may fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline.

Tracking error risk. Tracking error is the divergence of the fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the fund’s holding of uninvested cash, differences in timing of the accrual of distributions, tax gains or losses, changes to the Underlying Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the fund incurs fees and expenses, while the Underlying Index does not.

Trading issues risk. Trading in shares on CBOE BZX may be halted in certain circumstances. There can be no assurance that the requirements of CBOE BZX necessary to maintain the listing of the fund will continue to be met.

Utilities sector risk. Investments in energy related utilities companies involve special considerations, including the risk of changing commodity prices, government regulation and oversight, increased tariffs, changes in tax laws, interest rate fluctuations and changes in the cost of providing utility services. The utilities sector is also subject to potential terrorist attacks, natural disasters and severe weather conditions, as well as regulatory and operational burdens associated with the operation and maintenance of facilities.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment and may differ from the value used by the Underlying Index, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Authorized Participants who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued securities or had used a different valuation methodology. The fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

Volatility risk. The value of the securities or other assets in the fund’s portfolio may fluctuate, sometimes rapidly and unpredictably. The value of a security may fluctuate due to factors affecting markets generally or particular industries. The value of a security or other asset may also be more volatile than the market as a whole. This volatility may affect the fund’s net asset value. Although the Underlying Index’s models were created to invest in stocks that exhibit low volatility characteristics, there is no guarantee that these models and strategies will be successful. Securities or other assets in the fund’s portfolio may be subject to price volatility and the prices may not be any less volatile than the market as a whole and could be more volatile. Events or financial circumstances affecting individual securities or sectors may increase the volatility of the fund.

These and other risks are discussed in more detail in the Prospectus or in the Statement of Additional Information.
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows the average annual total returns of the fund and also compares the fund’s performance with the average annual total returns of an index or other benchmark. The fund makes updated performance information, including its current net asset value, available at www.leggmason.com/etfproducts (select fund), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Total returns (%) Before taxes

Calendar Years ended December 31 Best Quarter (03/31/2017): 6.26 Worst Quarter (06/30/2017): 0.72
Average annual total returns (%) (for periods ended December 31, 2017)
Average Annual Total Returns - Legg Mason Emerging Markets Low Volatility High Dividend ETF	1 year	Since inception	Inception date
Legg Mason Emerging Markets Low Volatility High Dividend ETF	11.89%	13.71%	Nov. 17, 2016
Legg Mason Emerging Markets Low Volatility High Dividend ETF | Return after taxes on distributions	10.81%	12.49%
Legg Mason Emerging Markets Low Volatility High Dividend ETF | Return after taxes on distributions and sale of fund shares	7.53%	10.31%
QS Emerging Markets Low Volatility High Dividend Hedged Index (reflects no deduction for fees, expenses or taxes)	11.88%	14.08%
MSCI Emerging Markets IMI Index (Local) (reflects no deduction for fees, expenses or taxes)	29.99%	28.45%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.